Related Party Transaction	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
22.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2020, 2021 and 2022.